Related Party Transactions and Balances - Additional Information - Shuttle Tankers (Details) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2015 tanker	Nov. 30, 2017 vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 vessel	Dec. 31, 2016 vessel
Affiliated entity | Shuttle tankers
Related Party Transaction [Line Items]
Number of vessels			3	2	2
Affiliated entity | FSO Units
Related Party Transaction [Line Items]
Number of vessels			3	3	3
Affiliated entity | Conventional Tankers
Related Party Transaction [Line Items]
Number of vessels					1
Construction of new shuttle tankers
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)	15 years
Number of vessels | tanker	3
Construction of new shuttle tankers | Newbuildings
Related Party Transaction [Line Items]
Number of vessels		2
Expenses from transactions with related party | $			$ 4.1